SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details) $ in Millions	6 Months Ended
Jun. 30, 2017 USD ($)
Ship Finance International Limited Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Adjustments to Additional Paid in Capital, Share-based Compensation, Stock Options, Requisite Service Period Recognition	$ 0.2